Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	442,109,672.28	26,977
Yield Supplement Overcollateralization Amount 12/31/19	18,458,979.49	0
Receivables Balance 12/31/19	460,568,651.77	26,977
Principal Payments	19,856,371.89	577
Defaulted Receivables	692,955.69	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	17,260,815.56	0
Pool Balance at 01/31/20	422,758,508.63	26,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.76%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,477,210.07	229
Past Due 61-90 days	1,526,922.85	79
Past Due 91-120 days	323,561.08	17
Past Due 121+ days	0.00	0
Total	6,327,694.00	325

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	440,051.63
Aggregate Net Losses/(Gains) - January 2020	252,904.06
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.66%
Prior Net Losses Ratio	0.63%
Second Prior Net Losses Ratio	1.19%
Third Prior Net Losses Ratio	0.51%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	11,203,100.48
Actual Overcollateralization	11,203,100.48
Weighted Average APR	3.08%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	41.94

Flow of Funds	$ Amount

Collections	21,487,115.89
Investment Earnings on Cash Accounts	5,083.97
Servicing Fee	(383,807.21)
Transfer to Collection Account	0.00
Available Funds	21,108,392.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	848,872.85
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	7,635,257.33
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,203,100.48
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,347,515.16

Total Distributions of Available Funds	21,108,392.65

Servicing Fee	383,807.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 01/15/20	430,393,765.96
Principal Paid	18,838,357.81
Note Balance @ 02/18/20	411,555,408.15

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-3
Note Balance @ 01/15/20	316,713,765.96
Principal Paid	18,838,357.81
Note Balance @ 02/18/20	297,875,408.15
Note Factor @ 02/18/20	87.6104142%

Class A-4
Note Balance @ 01/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	83,100,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	30,580,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	922,519.68
Total Principal Paid	18,838,357.81
Total Paid	19,760,877.49

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	659,820.35
Principal Paid	18,838,357.81
Total Paid to A-3 Holders	19,498,178.16

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9209724
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8067624
Total Distribution Amount	19.7277348

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9406481
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.4069347
Total A-3 Distribution Amount	57.3475828

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	405.30
Noteholders' Principal Distributable Amount	594.70

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/20	2,548,816.60
Investment Earnings	3,338.18
Investment Earnings Paid	(3,338.18)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60